REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 14 — REVENUES

The Company’s geographical revenue information is set forth below:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2022	2021	2022	2021
	US$	US$	US$	US$
Sales in PRC	$8,159,260	$7,696,992	$24,421,569	$24,652,526
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,851,599	1,785,128	5,708,133	6,663,678
-South Korea	1,578,002	1,618,284	5,144,829	5,519,484
-Others	34,156	65,576	95,968	278,482
Sub-total	3,463,757	3,468,988	10,948,930	12,461,644
Total Revenue	$11,623,018	$11,165,980	$35,370,499	$37,114,170

NOTE 17 — REVENUES

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2021	2020
Sales in PRC	$27,213,684	$21,430,226
Sales in Overseas
—Republic of China (ROC, or Taiwan)	7,246,592	5,178,407
-South Korea	5,962,067	4,654,133
-Others	363,131	83,185
Sub-total	13,571,790	9,915,725
Total revenues	$40,785,474	$31,345,951

Due to the COVID-19 pandemic, the Company’s subsidiary Sichuan Wetouch was temporarily shut down from early February 2020 to early March 2020 in accordance with the requirement of the local governments. The Company’s business was negatively impacted and generated lower revenue and net income during the period from February to April 2020. Our business was gradually recovered to its normal level during the year ended December 31, 2021, due to our proactive efforts to in marketing new models such as POS touchscreens and penetrate into new customers into new regions.